Gaming Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Gross	$ 19,234	$ 19,046	$ 17,465
Less: accumulated depreciation	(12,362)	(10,875)	(7,741)
Electronic gaming machines and systems, net	6,872	8,171	9,724
System [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Gross	1,503	1,417	1,093
Gaming Equipment And Systems Useful Lives	5 years	5 years
E G M [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Gross	17,731	17,587	16,222
E G M [Member] | Minimum [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Useful Lives	3 years	3 years
E G M [Member] | Maximum [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Useful Lives	5 years	5 years
Other Gaming Equipment [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Gross	$ 0	$ 42	$ 150
Other Gaming Equipment [Member] | Minimum [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Useful Lives	3 years	3 years
Other Gaming Equipment [Member] | Maximum [Member]
Gaming And Equipment [Line Items]
Gaming Equipment And Systems Useful Lives	5 years	5 years